Condensed individual financial information of Companhia Paranaense de Energia - Copel (Details Narrative) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
Individual Financial Information Of Companhia Paranaense De Energia - Copel
Loan amount	R$ 49,400
Loan transferred	46,063
Financial income	R$ 1,313